S000091281 [Member] Investment Objectives and Goals - iShares S&P 500 3% Capped ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares S&P 500 3% Capped ETFTOPC | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares S&P 500 3% Capped ETF (the “Fund”) seeks to track the investment results of an index composed of the companies of the S&P 500, subject to a 3% company weight cap.